Income Tax Expense - Summary Of Effective Income Tax Rate Reconciliation (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of Effective Income Tax Rate Reconciliation [Line Items]
Profit before tax	$ 225,010	$ 196,252	$ 182,047
Tax at the domestic income tax rate of 16.5%	37,127	32,382	30,038
Tax effect of income not taxable for tax purpose	(24,679)	(16,719)	(7,820)
Tax effect of expenses not deductible for tax purpose	7,869	7,505	2,310
Tax effect of tax losses not recognized	3,559	1,565	0
Utilization of tax losses previously not recognized	0	0	(809)
Overprovision in prior years	(282)	(20)	0
Effect of different tax rates of subsidiaries operating in other jurisdictions	20	(70)	0
Others	0	(32)	(4)
Income tax expense for the year	$ 23,614	$ 24,611	$ 23,715